CHAPMAN AND CUTLER
                          111 WEST MONROE STREET
                          CHICAGO, ILLINOIS 60603


January 11, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


  Re: Van Kampen American Capital Equity Opportunity Trust, Series 22
                   File No. 33-63425      CIK No. 896987



Gentlemen:

     In accordance with the requirements of Rule 497(d) of the General Rules and Regulations under the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the prospectus being used with respect to the above-captioned series.



                                                Very truly yours,

                                                CHAPMAN AND CUTLER


MJK/cw


                        SUPPLEMENT TO THE PROSPECTUS

                          DATED NOVEMBER 21, 1995

       VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TURST, SERIES 22

                        STRATEGIC TEN TRUST, SERIES 6



Notwithstanding anything to the contrary in the Prospectus, during the initial offering period, Unitholders of unit investment trusts not sponsored by the Sponsor having a similar strategy as the Fund may utilize their redemption or termination proceeds to purchase Units of any of the Trusts subject to a sales charge of 1.9% of the Public Offering Price (all of which will be deferred as provided in the Prospectus).







January 11, 1996